Warrants	9 Months Ended
Dec. 31, 2013
Warrants
Warrants

Note 12—Warrants

As of December 31, 2013, we had the following warrants outstanding:

•                  3,936,677 Series A Warrants having an exercise price of $4.05 per share and expiration dates in 2018. All Series A Warrants contain full ratchet anti-dilution protection provisions.

•      On February 12, 2014 we reduced the exercise price on 747,298 of our Series A Warrants issued in our June 2013 public offering from $4.05 to $1.50 and all 747,298 of these warrants were exercised.  In conjunction with the exercise we issued the investors 747,298 new Series A Warrants with an exercise price of $1.50, exercisable for five years only upon stockholder approval of the exercise.  Pursuant to the full ratchet anti-dilution terms in our Series A Warrants, the exercise price of our remaining outstanding Series A Warrants were adjusted to $1.50 and we issued an additional 5,467,779 Series A Warrants to holders.

•                  2,255,063 other warrants comprised of the following:

Outstanding Warrants	Exercise Price ($)	Expiration	Notes
1,000	2.25 – 4.04	2018
1,787,171	4.05	2018	See Note 1 below
307,424	6.00 – 17.00	2017, 2019	See Note 2 below
159,468	62.50 – 251.00	2014 - 2018
2,255,063

Note 1: In conjunction with the February 12, 2014 capital raise the strike price on the 1,787,171 Buffalo warrants was reduced from $4.05 to $3.50 and we issued Buffalo Management 280,841 additional warrants with a strike price of $3.50 pursuant to the full ratchet anti-dilution provision.

Note 2: we have agreed to adjust the exercise price on the 172,117 of these warrants currently held by the Karlsson Group to the lowest price per share of our common stock sold between November 14, 2013 and March 10, 2014, but in no event higher than the current exercise price of $12.50 per share on the 112,117 warrants issued on May 30, 2012 and $6.00 per share on the 60,000 warrant issued on June 26, 2013. At December 31, 2013, we estimated the fair value of these 172,117 warrants using the binomial-lattice-based valuation model and a range of potential adjusted exercises prices.  We then weighted the probability of each outcome to arrive at our estimate of fair value at December 31, 2013.

•                  916,668 Series B Warrants, all of which expired on January 9, 2014 unexercised. These Series B Warrants had an exercise price of $6.00 per share and were exercisable for one share of our common stock and one Series A Warrant. Each Series A Warrant issued in the exercise of a Series B Warrant would have had a five year term, an initial exercise price of $6.00 and full ratchet anti-dilution protection.

•                  Upon payment of the discounted payoff amount of $25 million on or before March 10, 2014 which we will not make, we have agreed to grant the Karlsson Group a new, five year warrant for 750,000 shares having an exercise price equal to the lowest price per share of our common stock sold between November 14, 2013 and March 10, 2014. At December 31, 2013, we estimated the fair value of this warrant using the binomial-lattice-based valuation model and a range of potential adjusted exercises prices.  We then weighted the probability of each outcome to arrive at our estimate of fair value at December 31, 2013.

For warrants with full ratchet anti-dilution protection, any issuances of common stock (or securities exercisable into common stock) at a price below the exercise price of the warrants results in a reduction in the exercise price of the warrants to the new issuance or strike price and a corresponding increase in the number of warrants issued. For example, if an investor held 300 warrants with an exercise price of $4.00 and we issued new shares of common stock at $3.00 per share, the strike price on the warrants would be reduced to $3.00 and the investor would receive an additional 100 warrants with a $3.00 exercise price.

For the three and nine month periods ended December 31, 2013, we recognized gains on the change in warrant liability of $5.9 million and $0.9 million.

Service Warrants

The Company has issued approximately 0.1 million warrants to purchase shares of common stock in exchange for services, with exercise prices ranging from $2.25 to $251.00. The weighted average exercise price for these warrants is $149.71.  For these awards, fair value is estimated using the binomial-lattice-based valuation model.  Expense is recognized on a straight-line basis over each grant’s respective service period. Key inputs and assumptions used in estimating the fair value include our stock price, the grant price, expected term, volatility and the risk-free rate. Assumptions used in estimating the fair value of service warrants granted through December 31, 2013 included the following:

Remaining Term	0.08 to 4.84 years
Volatility*	79.32% to 157.03%
Risk-Free Rate	0.13% to 1.66%
Dividend Yield	—

*The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

Investor Warrants

As part of its fundraising efforts, the Company has issued warrants from time to time to various investors to purchase shares of its common stock. As of December 31, 2013, a total of 7.0 million investor warrants had been issued and remained outstanding. The exercise price and remaining exercise period of these warrants ranged from $4.05 to $150.00. The weighted average exercise price of the investor warrants is $5.95. With the completion of our capital raise on June 26, 2013 and the issuance of the warrants therewith, we no longer met the criteria for equity accounting for our warrants and therefore began accounting for all warrants as liabilities.  This accounting change was triggered by the full ratchet anti-dilution provisions contained in these warrants.

Assumptions used in estimating the fair value of investor warrants granted through December 31, 2013 included the following:

Remaining Term	0.02 to 5.4 years
Volatility*	71.07% to 164.38%

Risk-Free Rate	0.13% to 1.89%
Dividend Yield	—

*The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.